PLANT, PROPERTY AND EQUIPMENT (Details) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Cost	$ 108,005	$ 112,898
Accumulated Depreciation	36,951	35,397
Net Book Value	71,054	77,501
TGNH
Property, Plant and Equipment [Line Items]
Sales-type lease, net investment in lease, before allowance for credit loss	6,595	0
Operating segments | Canadian Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	50,102	49,131
Accumulated Depreciation	25,648	24,479
Net Book Value	24,454	24,652
Operating segments | Canadian Natural Gas Pipelines | NGTL System
Property, Plant and Equipment [Line Items]
Cost	30,431	29,814
Accumulated Depreciation	11,672	10,793
Net Book Value	18,759	19,021
Operating segments | Canadian Natural Gas Pipelines | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	16,705	16,359
Accumulated Depreciation	12,199	11,944
Net Book Value	4,506	4,415
Operating segments | Canadian Natural Gas Pipelines | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	2,966	2,958
Accumulated Depreciation	1,777	1,742
Net Book Value	1,189	1,216
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | NGTL System
Property, Plant and Equipment [Line Items]
Cost	29,768	29,311
Accumulated Depreciation	11,672	10,793
Net Book Value	18,096	18,518
Operating segments | Canadian Natural Gas Pipelines | Property, plant and equipment excluding under construction | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	16,584	16,196
Accumulated Depreciation	12,199	11,944
Net Book Value	4,385	4,252
Operating segments | Canadian Natural Gas Pipelines | Pipeline | NGTL System
Property, Plant and Equipment [Line Items]
Cost	20,806	20,497
Accumulated Depreciation	8,037	7,413
Net Book Value	12,769	13,084
Operating segments | Canadian Natural Gas Pipelines | Pipeline | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	11,126	10,907
Accumulated Depreciation	8,355	8,165
Net Book Value	2,771	2,742
Operating segments | Canadian Natural Gas Pipelines | Compression | NGTL System
Property, Plant and Equipment [Line Items]
Cost	7,277	7,146
Accumulated Depreciation	2,732	2,497
Net Book Value	4,545	4,649
Operating segments | Canadian Natural Gas Pipelines | Compression | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	4,661	4,540
Accumulated Depreciation	3,500	3,448
Net Book Value	1,161	1,092
Operating segments | Canadian Natural Gas Pipelines | Metering and other | NGTL System
Property, Plant and Equipment [Line Items]
Cost	1,685	1,668
Accumulated Depreciation	903	883
Net Book Value	782	785
Operating segments | Canadian Natural Gas Pipelines | Metering and other | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	797	749
Accumulated Depreciation	344	331
Net Book Value	453	418
Operating segments | Canadian Natural Gas Pipelines | Other | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	2,947	2,927
Accumulated Depreciation	1,777	1,742
Net Book Value	1,170	1,185
Operating segments | Canadian Natural Gas Pipelines | Under construction | NGTL System
Property, Plant and Equipment [Line Items]
Cost	663	503
Accumulated Depreciation	0	0
Net Book Value	663	503
Operating segments | Canadian Natural Gas Pipelines | Under construction | Canadian Mainline
Property, Plant and Equipment [Line Items]
Cost	121	163
Accumulated Depreciation	0	0
Net Book Value	121	163
Operating segments | Canadian Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	19	31
Accumulated Depreciation	0	0
Net Book Value	19	31
Operating segments | U.S. Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	49,241	48,571
Accumulated Depreciation	8,968	8,744
Net Book Value	40,273	39,827
Operating segments | U.S. Natural Gas Pipelines | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	26,369	26,440
Accumulated Depreciation	2,853	2,604
Net Book Value	23,516	23,836
Operating segments | U.S. Natural Gas Pipelines | ANR
Property, Plant and Equipment [Line Items]
Cost	10,254	9,608
Accumulated Depreciation	2,201	2,204
Net Book Value	8,053	7,404
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	11,975	11,829
Accumulated Depreciation	3,914	3,936
Net Book Value	8,061	7,893
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	25,694	25,549
Accumulated Depreciation	2,853	2,604
Net Book Value	22,841	22,945
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment excluding under construction | ANR
Property, Plant and Equipment [Line Items]
Cost	9,892	8,755
Accumulated Depreciation	2,201	2,204
Net Book Value	7,691	6,551
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	1,646	1,695
Accumulated Depreciation	655	628
Net Book Value	991	1,067
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	14,996	14,826
Accumulated Depreciation	1,610	1,472
Net Book Value	13,386	13,354
Operating segments | U.S. Natural Gas Pipelines | Pipeline | ANR
Property, Plant and Equipment [Line Items]
Cost	3,092	2,477
Accumulated Depreciation	744	745
Net Book Value	2,348	1,732
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Columbia Gulf
Property, Plant and Equipment [Line Items]
Cost	4,427	4,127
Accumulated Depreciation	274	304
Net Book Value	4,153	3,823
Operating segments | U.S. Natural Gas Pipelines | Pipeline | GTN
Property, Plant and Equipment [Line Items]
Cost	3,325	3,405
Accumulated Depreciation	1,476	1,467
Net Book Value	1,849	1,938
Operating segments | U.S. Natural Gas Pipelines | Pipeline | Great Lakes
Property, Plant and Equipment [Line Items]
Cost	2,577	2,602
Accumulated Depreciation	1,509	1,537
Net Book Value	1,068	1,065
Operating segments | U.S. Natural Gas Pipelines | Compression | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	6,169	6,153
Accumulated Depreciation	741	677
Net Book Value	5,428	5,476
Operating segments | U.S. Natural Gas Pipelines | Compression | ANR
Property, Plant and Equipment [Line Items]
Cost	4,933	4,446
Accumulated Depreciation	948	938
Net Book Value	3,985	3,508
Operating segments | U.S. Natural Gas Pipelines | Metering and other | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	4,529	4,570
Accumulated Depreciation	502	455
Net Book Value	4,027	4,115
Operating segments | U.S. Natural Gas Pipelines | Metering and other | ANR
Property, Plant and Equipment [Line Items]
Cost	1,867	1,832
Accumulated Depreciation	509	521
Net Book Value	1,358	1,311
Operating segments | U.S. Natural Gas Pipelines | Under construction
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	0	0
Operating segments | U.S. Natural Gas Pipelines | Under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	643	694
Accumulated Depreciation	0	0
Net Book Value	643	694
Operating segments | U.S. Natural Gas Pipelines | Under construction | Columbia Gas
Property, Plant and Equipment [Line Items]
Cost	675	891
Accumulated Depreciation	0	0
Net Book Value	675	891
Operating segments | U.S. Natural Gas Pipelines | Under construction | ANR
Property, Plant and Equipment [Line Items]
Cost	362	853
Net Book Value	362	853
Operating segments | U.S. Natural Gas Pipelines | Property, plant and equipment, including under construction | Other Natural Gas Pipelines
Property, Plant and Equipment [Line Items]
Cost	12,618	12,523
Accumulated Depreciation	3,914	3,936
Net Book Value	8,704	8,587
Operating segments | Mexico Natural Gas Pipelines | Property, plant and equipment excluding under construction
Property, Plant and Equipment [Line Items]
Cost	3,311	3,464
Accumulated Depreciation	765	729
Net Book Value	2,546	2,735
Operating segments | Mexico Natural Gas Pipelines | Pipeline
Property, Plant and Equipment [Line Items]
Cost	2,468	2,590
Accumulated Depreciation	545	523
Net Book Value	1,923	2,067
Operating segments | Mexico Natural Gas Pipelines | Compression
Property, Plant and Equipment [Line Items]
Cost	449	476
Accumulated Depreciation	113	107
Net Book Value	336	369
Operating segments | Mexico Natural Gas Pipelines | Metering and other
Property, Plant and Equipment [Line Items]
Cost	394	398
Accumulated Depreciation	107	99
Net Book Value	287	299
Operating segments | Mexico Natural Gas Pipelines | Under construction
Property, Plant and Equipment [Line Items]
Cost	1,454	7,807
Accumulated Depreciation	0	0
Net Book Value	1,454	7,807
Operating segments | Mexico Natural Gas Pipelines | Property, plant and equipment, including under construction
Property, Plant and Equipment [Line Items]
Cost	4,765	11,271
Accumulated Depreciation	765	729
Net Book Value	4,000	10,542
Operating segments | Power and Energy Solutions | Property, plant and equipment excluding under construction
Property, Plant and Equipment [Line Items]
Cost	2,946	2,925
Accumulated Depreciation	1,110	1,006
Net Book Value	1,836	1,919
Operating segments | Power and Energy Solutions | Natural Gas Power Generation
Property, Plant and Equipment [Line Items]
Cost	1,322	1,273
Accumulated Depreciation	719	671
Net Book Value	603	602
Operating segments | Power and Energy Solutions | Natural Gas Storage and Other
Property, Plant and Equipment [Line Items]
Cost	887	873
Accumulated Depreciation	308	281
Net Book Value	579	592
Operating segments | Power and Energy Solutions | Renewable Power Generation
Property, Plant and Equipment [Line Items]
Cost	737	779
Accumulated Depreciation	83	54
Net Book Value	654	725
Operating segments | Power and Energy Solutions | Under construction
Property, Plant and Equipment [Line Items]
Cost	56	56
Accumulated Depreciation	0	0
Net Book Value	56	56
Operating segments | Power and Energy Solutions | Property, plant and equipment, including under construction
Property, Plant and Equipment [Line Items]
Cost	3,002	2,981
Accumulated Depreciation	1,110	1,006
Net Book Value	1,892	1,975
Corporate
Property, Plant and Equipment [Line Items]
Cost	895	944
Accumulated Depreciation	460	439
Net Book Value	$ 435	$ 505